Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 71,915	$ 123,015	$ (96,871)
Other comprehensive income (loss):
Unrealized net gain on qualifying cash flow hedging instruments (note 11)	6	713	319
Realized net loss (gain) on qualifying cash flow hedging instruments (note 11)	52	(217)	(2,345)
Other comprehensive income (loss)	58	496	(2,026)
Comprehensive income (loss)	71,973	123,511	(98,897)
Non-controlling interest in comprehensive income (loss)	(19,089)	58	22,889
General and limited partners' interest in comprehensive income (loss)	86,037	123,453	(106,711)
Preferred Units [Member]
Net income (loss)	7,250
Dropdown Predecessor [Member]
Net income (loss)	$ (2,225)		$ (15,075)